Equity - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 26, 2016 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 € / shares shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2015 USD ($) shares
Disclosure of equity [Line Items]
Number of Shares issued | shares		3,878,484,000	3,870,183,000	3,885,790,000		3,878,484,000		3,870,183,000
Deposits receipts for ordinary shares issued | shares		8,300,000	11,300,000
Descriptions deposits receipts for ordinary shares converted						Jul. 26, 2016	Jul. 26, 2016
Par value per share after conversion of depositary receipts into ordinary shares | € / shares	€ 0.01	€ 0.01	€ 0.24			€ 0.01		€ 0.24
Share premium		€ 891				€ 891
Issue of contingent convertible capital securities | $					$ 0		$ 1,000		$ 2,250
Exchange transaction fee per each depository receipt				€ 192		€ 166		€ 140
Number of ordinary shares held in entity or its subsidiaries | shares		600,000		900,000		600,000
Number of depository receipts for ordinary shares held in entity or its subsidiaries | shares								1,500,000	1,500,000
Increase in share premium		€ 896				€ 896
Available-for-sale revaluation reserve recognised in Equity		€ 2,656		€ 2,474		2,656
Transfer of revaluation reserve to retained earnings				(26)		(127)
Net decrease in currency translation reserve				(893)
Cash dividend paid				€ 2,564		€ 2,553		€ 1,511
Number of Shares authorised | shares		14,729,000,000	14,500,000,000	14,729,000,000		14,729,000,000		14,500,000,000
NN Group [member]
Disclosure of equity [Line Items]
Tenure of undated subordinated notes coupon payments								Five months	Five months
Decrease in Non-controlling interests								€ (7,434)
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN [member]
Disclosure of equity [Line Items]
Reserve for dividend and repayment of capital				€ 1,478		€ 1,325		1,201
Retained earnings [member]
Disclosure of equity [Line Items]
Cash dividend paid				2,564		2,521		€ 1,393
Available-for-sale and other [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves				(383)
Available-for-sale revaluation reserve recognised in Equity		€ 154				€ 154
Available-for-sale and other [member] | Bank of Beijing [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves				(479)
Available-for-sale and other [member] | Kotak Mahindra Bank [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves				€ 302
Ordinary shares [member]
Disclosure of equity [Line Items]
Number of Shares issued | shares				7,300,000
Par value per share after conversion of depositary receipts into ordinary shares | € / shares	0.01		€ 0.24					€ 0.24
Shares authorised | shares				14,729,000,000
Shares issued and fully paid | shares				3,886,000,000
Cumulative preference shares [member]
Disclosure of equity [Line Items]
Number of Shares issued | shares		0				0
Par value per share after conversion of depositary receipts into ordinary shares | € / shares		€ 0.01				€ 0.01
Number of Shares authorised | shares		4,600,000,000				4,600,000,000
Increased dividend percentage						2.50%	2.50%
Maximum [member]
Disclosure of equity [Line Items]
Par value per share after conversion of depositary receipts into ordinary shares | € / shares	0.24
Share capital | shares		111,000,000	250,000,000
Minimum [member]
Disclosure of equity [Line Items]
Par value per share after conversion of depositary receipts into ordinary shares | € / shares	€ 0.01
Percentage of issued ordinary shares held in subsidiary	99.90%
Exchange transaction fee per each depository receipt	€ 25